ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Gain on sale of securities	$ 359,138	$ 167,978
Tax expense	(1,386,008)	(2,045,034)
Net income	3,356,061	4,064,501
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Reclassifications out of Accumulated Other Comprehensive Income (Loss)
Gain on sale of securities	359,138	167,978
Tax expense	(132,881)	(62,152)
Net income	$ 226,257	$ 105,826